UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  January 22, 2013
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  154,509


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3479   37471  SH       SOLE       NONE     0    0       37471
Abbott Labs              COM            002824100      4000   61065  SH       SOLE       NONE     0    0       61065
Air Prod & Chemical	 COM		009158106      2316   27562  SH	      SOLE	 NONE	  0    0       27562
Apple Computer, Inc	 COM		037833100      4132    7764  SH       SOLE	 NONE	  0    0	7764
At&T, Inc.		 COM		00206R102      2681   79529  SH	      SOLE	 NONE	  0    0       79529
Automatic Data Processi  COM            053015103      2356   41376  SH       SOLE       NONE     0    0       41376
Berkshire Hathaway       Class B        084670207      4783   53325  SH       SOLE       NONE     0    0       53325
Branch Bank & Trust	 COM		054937107       537   18445  SH	      SOLE	 NONE	  0    0       18445
Brookfield Asset Mgmt	 COM		112585104      2784   75956  SH	      SOLE	 NONE	  0    0       75956
Caterpillar, Inc.	 COM		149123101      1496   16695  SH	      SOLE       NONE     0    0       16695
Cenovus Energy Inc	 COM		15135U109      1893   56433  SH	      SOLE	 NONE	  0    0       56433
Chevron Corp	         COM            166764100      4687   43340  SH       SOLE       NONE     0    0       43340
Cisco Systems Inc	 COM		17275R102      1362   69312  SH	      SOLE       NONE     0    0       69312
Cliffs Natural Resources COM		18683K101	220    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	574    7840  SH	      SOLE	 NONE	  0    0        7840
Coca Cola Co.		 COM		191216100	207    5718  SH	      SOLE	 NONE	  0    0	5718
Corning Inc              COM            219350105      1444  114459  SH       SOLE       NONE     0    0      114459
Cummins Inc		 COM		125009100      2649   24449  SH	      SOLE	 NONE     0    0       24449
CVS Corp		 COM		126650100      4771   98682  SH	      SOLE	 NONE	  0    0       98682
Deere & Co		 COM		244199105      1012   11705  SH       SOLE       NONE     0    0       11705
Devon Energy Corp New	 COM		25179M103       855   16433  SH	      SOLE	 NONE	  0    0       16433
Dominion Resources	 COM		25746U109      1480   28577  SH	      SOLE	 NONE	  0    0       28577
E M C Corp Mass		 COM		268648902      1685   66599  SH	      SOLE	 NONE     0    0       66599
Encana Corp		 COM		292505104      1254   63479  SH	      SOLE	 NONE	  0    0       63479
Erie Indemnity Co.	 COM		29530P102	550    7950  SH	      SOLE	 NONE	  0    0	7950
Exxon Mobil              COM            30231G102      4646   53686  SH       SOLE       NONE     0    0       53686
FEDEX Corp               COM            31428X106      2466   26889  SH       SOLE       NONE     0    0       26889
General Electric         COM            369604103      3027  144191  SH       SOLE       NONE     0    0      144191
General Mills Inc.	 COM		370334104      1828   45228  SH	      SOLE	 NONE	  0    0       45228
Goldman Sachs Group Inc	 COM		38141G104      1708   13388  SH	      SOLE	 NONE	  0    0       13388
Google Inc Class A	 COM		38259P508	627	886  SH	      SOLE	 NONE	  0    0	 886
IBM			 COM		459200101      6867   35849  SH       SOLE       NONE     0    0       35849
Intel                    COM            458140100      2923  141765  SH       SOLE       NONE     0    0      141765
iShares Lehman Aggregate COM		464287226       630    5676  SH	      SOLE	 NONE	  0    0        5676
iShares Russell 2000 Ind COM		464287655      2445   29003  SH	      SOLE	 NONE	  0    0       29003
iShares Russell Midcap   COM		464287499      5568   49228  SH	      SOLE	 NONE	  0    0       49228
iShares Tr MSCI Emerging COM		464287234      2227   50213  SH	      SOLE	 NONE	  0    0       50213
iShares Trust MSCI EAFE  COM		464287465      1162   20431  SH	      SOLE	 NONE	  0    0       20431
iShares Trust Russell 20 COM		464287630       379    5015  SH       SOLE	 NONE	  0    0        5015
ishares Trust S&P 100	 COM		464287101	728   11251  SH	      SOLE	 NONE	  0    0       11251
J.P. Morgan Chase & Co.  COM            46625H100      3868   87970  SH       SOLE       NONE     0    0       87970
Johnson & Johnson        COM            478160104      3931   56082  SH       SOLE       NONE     0    0       56082
Johnson Controls         COM            478366107      3573  116491  SH       SOLE       NONE     0    0      116491
Kellogg			 COM		487836108      2031   36366  SH	      SOLE	 NONE	  0    0       36366
Kraft Foods Group Inc	 COM		50076Q106	768   16901  SH	      SOLE	 NONE	  0    0       16901
McDonalds Corp		 COM		580135101      4231   47969  SH	      SOLE	 NONE	  0    0       47969
McKesson HBOC Inc	 COM		58155Q103      2832   29206  SH	      SOLE	 NONE	  0    0       29206
Microsoft Corp           COM            594918104      3128  117129  SH       SOLE       NONE     0    0      117129
Mondelez Intl Inc	 COM		609207105      1320   51865  SH	      SOLE	 NONE	  0    0       51865
Oracle Corp              COM            68389X105      2630   78945  SH       SOLE       NONE     0    0       78945
Pepsico Inc              COM            713448108      4446   64978  SH       SOLE       NONE     0    0       64978
Proctor & Gamble         COM            742718109      4778   70379  SH       SOLE       NONE     0    0       70379
Qualcomm		 COM		747525103      1381   22320  SH	      SOLE	 NONE	  0    0       22320
Quaterra Resources 	 COM		747952109	 11   33000  SH	      SOLE	 NONE	  0    0       33000
Riverview Bancorp	 COM		969397100	 21   12174  SH       SOLE	 NONE     0    0       12174
S&P Dep Receipts	 COM		78462F103	724    5081  SH	      SOLE	 NONE	  0    0	5081
Schlumberger		 COM		806857108      2526   36458  SH	      SOLE	 NONE     0    0       36458
Smucker J M Company New  COM		832696405      1242   14401  SH       SOLE       NONE     0    0       14401
State Street Corp	 COM		857477103      1404   29872  SH	      SOLE	 NONE	  0    0       29872
The Travelers Companies  COM		89417E109      1799   25045  SH	      SOLE	 NONE	  0    0       25045
United Parcel Service    Class B        911312106      1630   22110  SH       SOLE       NONE     0    0       22110
US Bancorp Del Com New	 COM		902973304      1085   33958  SH	      SOLE	 NONE	  0    0       33958
Vanguard Index Funds	 COM		922908769	331    4511  SH	      SOLE	 NONE	  0    0        4511
Vanguard Info Tech Index COM		92204A702      1171   16938  SH	      SOLE	 NONE	  0    0       16938
Varian Medical Systems   COM            92220P105      4447   63307  SH       SOLE       NONE     0    0       63307
Wells Fargo              COM            949746101      3077   90024  SH       SOLE       NONE     0    0       90024
Wisdomtree DIEFA Div Fun COM		97717W703	208    4480  SH	      SOLE	 NONE	  0    0	4480
Wisdomtree Emerg Mkts Eq COM		97717W315      1757   30728  SH	      SOLE	 NONE     0    0       30728
Wisdomtree Emg Mk Sm Cap COM		97717W281	551   11144  SH	      SOLE	 NONE     0    0       11144
Wisdomtree Large Cap Div COM		97717W307	745   13890  SH	      SOLE	 NONE     0    0       13890
Wisdomtree Midcap Divid	 COM		97717W505	456    7950  SH       SOLE       NONE     0    0        7950
Wisdomtree Midcap Earn	 COM		97717W570	653   10470  SH	      SOLE	 NONE	  0    0       10470
Wisdomtree Smallcap Earn COM		97717W562	649   11450  SH	      SOLE	 NONE	  0    0       11450
Zimmer Holdings Inc      COM            98956P102       667   10003  SH       SOLE       NONE     0    0       10003
